SCHEDULE OF REAL ESTATE PROPERTY COST, IMPROVEMENTS AND DEPRECIATION (Details) - USD ($)						12 Months Ended
		Feb. 19, 2021	Feb. 19, 2021	Jan. 28, 2021	Jan. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						$ 120,788,000
Land, Initial Cost						30,297,000
Building and Improvements, Initial Cost						164,472,000
Acquisition Price						195,452,000
Capitalized Improvements						26,279,000
Land Cost, Total Cost						30,330,000
Building & Improvements, Total Cost						155,296,000
Total cost						211,905,000
Accumulated Depreciation & Depreciation						42,387,199 [1]	$ 44,113,962	$ 43,567,809
Reserve for Impairment						3,264,000
NBV Real Estate						$ 166,254,000
Building and Building Improvements [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation						39 years
Garden Gateway [Member] | Subsequent Event [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Proceeds from Sale of Real Estate		$ 11,200,000	$ 11,200,000
Waterman Plaza [Member] | Subsequent Event [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Proceeds from Sale of Real Estate				$ 3,500,000	$ 3,500,000
Industrial Office Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						$ 73,618,000
Land, Initial Cost						16,539,000
Building and Improvements, Initial Cost						104,660,000
Acquisition Price						121,882,000
Capitalized Improvements						23,723,000
Land Cost, Total Cost						16,539,000
Building & Improvements, Total Cost						94,071,000
Total cost						134,333,000
Accumulated Depreciation & Depreciation	[1]					34,743,000
Reserve for Impairment						400,000
NBV Real Estate						99,190,000
Industrial Office Properties [Member] | Garden Gateway [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[2]					5,861,000
Land, Initial Cost	[2]					3,035,000
Building and Improvements, Initial Cost	[2]					12,091,000
Acquisition Price	[2]					15,126,000
Capitalized Improvements	[2]					3,329,000
Land Cost, Total Cost	[2]					3,035,000
Building & Improvements, Total Cost	[2]					10,874,000
Total cost	[2]					17,238,000
Accumulated Depreciation & Depreciation	[1],[2]					5,774,000
Reserve for Impairment	[2]
NBV Real Estate	[2]					11,464,000
Industrial Office Properties [Member] | Executive Park [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[2]					2,986,000
Land, Initial Cost	[2]					583,000
Building and Improvements, Initial Cost	[2]					8,815,000
Acquisition Price	[2]					10,081,000
Capitalized Improvements	[2]					1,473,000
Land Cost, Total Cost	[2]					583,000
Building & Improvements, Total Cost	[2]					5,561,000
Total cost	[2]					7,617,000
Accumulated Depreciation & Depreciation	[1],[2]					2,510,000
Reserve for Impairment	[2]
NBV Real Estate	[2]					5,107,000
Industrial Office Properties [Member] | Genesis Plaza [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						6,276,000
Land, Initial Cost						1,400,000
Building and Improvements, Initial Cost						8,600,000
Acquisition Price						10,000,000
Capitalized Improvements						2,625,000
Land Cost, Total Cost						1,400,000
Building & Improvements, Total Cost						8,323,000
Total cost						12,348,000
Accumulated Depreciation & Depreciation	[1]					3,697,000
Reserve for Impairment
NBV Real Estate						8,651,000
Industrial Office Properties [Member] | Dakota Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						9,900,000
Land, Initial Cost						832,000
Building and Improvements, Initial Cost						8,743,000
Acquisition Price						9,575,000
Capitalized Improvements						1,306,000
Land Cost, Total Cost						832,000
Building & Improvements, Total Cost						9,960,000
Total cost						12,098,000
Accumulated Depreciation & Depreciation	[1]					3,500,000
Reserve for Impairment
NBV Real Estate						8,598,000
Industrial Office Properties [Member] | Grand Pacific Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						3,738,000
Land, Initial Cost						413,000
Building and Improvements, Initial Cost						4,926,000
Acquisition Price						5,339,000
Capitalized Improvements						904,000
Land Cost, Total Cost						413,000
Building & Improvements, Total Cost						6,099,000
Total cost						7,416,000
Accumulated Depreciation & Depreciation	[1]					1,732,000
Reserve for Impairment
NBV Real Estate						5,684,000
Industrial Office Properties [Member] | Arapahoe Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						7,932,000
Land, Initial Cost						1,420,000
Building and Improvements, Initial Cost						10,430,000
Acquisition Price						11,850,000
Capitalized Improvements						2,078,000
Land Cost, Total Cost						1,420,000
Building & Improvements, Total Cost						8,857,000
Total cost						12,355,000
Accumulated Depreciation & Depreciation	[1]					3,122,000
Reserve for Impairment
NBV Real Estate						9,233,000
Industrial Office Properties [Member] | West Fargo Industrial [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						4,263,000
Land, Initial Cost						1,693,000
Building and Improvements, Initial Cost						6,207,000
Acquisition Price						7,900,000
Capitalized Improvements						264,000
Land Cost, Total Cost						1,693,000
Building & Improvements, Total Cost						6,099,000
Total cost						8,056,000
Accumulated Depreciation & Depreciation	[1]					995,000
Reserve for Impairment
NBV Real Estate						7,061,000
Industrial Office Properties [Member] | The 300 N.P [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						2,274,000
Land, Initial Cost						135,000
Building and Improvements, Initial Cost						3,715,000
Acquisition Price						3,850,000
Capitalized Improvements						319,000
Land Cost, Total Cost						135,000
Building & Improvements, Total Cost						3,589,000
Total cost						4,043,000
Accumulated Depreciation & Depreciation	[1]					764,000
Reserve for Impairment
NBV Real Estate						3,279,000
Industrial Office Properties [Member] | Highland Court [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[2]					6,275,000
Land, Initial Cost	[2]					3,608,000
Building and Improvements, Initial Cost	[2]					9,442,000
Acquisition Price	[2]					13,050,000
Capitalized Improvements	[2]					3,408,000
Land Cost, Total Cost	[2]					3,608,000
Building & Improvements, Total Cost	[2]					7,767,000
Total cost	[2]					14,783,000
Accumulated Depreciation & Depreciation	[1],[2]					3,883,000
Reserve for Impairment	[2]					400,000
NBV Real Estate	[2]					10,500,000
Industrial Office Properties [Member] | One Park Centre [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						6,385,000
Land, Initial Cost						1,206,000
Building and Improvements, Initial Cost						7,944,000
Acquisition Price						9,150,000
Capitalized Improvements						1,952,000
Land Cost, Total Cost						1,206,000
Building & Improvements, Total Cost						7,416,000
Total cost						10,574,000
Accumulated Depreciation & Depreciation	[1]					1,987,000
Reserve for Impairment
NBV Real Estate						8,587,000
Industrial Office Properties [Member] | Shea Center II [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						17,728,000
Land, Initial Cost						2,214,000
Building and Improvements, Initial Cost						23,747,000
Acquisition Price						25,961,000
Capitalized Improvements						6,065,000
Land Cost, Total Cost						2,214,000
Building & Improvements, Total Cost						19,526,000
Total cost						27,805,000
Accumulated Depreciation & Depreciation	[1]					6,779,000
Reserve for Impairment
NBV Real Estate						21,026,000
Retail Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						19,087,000
Land, Initial Cost						6,206,000
Building and Improvements, Initial Cost						22,950,000
Acquisition Price						29,156,000
Capitalized Improvements						2,556,000
Land Cost, Total Cost						6,239,000
Building & Improvements, Total Cost						24,363,000
Total cost						33,158,000
Accumulated Depreciation & Depreciation	[1]					5,740,000
Reserve for Impairment						2,864,000
NBV Real Estate						24,554,000
Retail Properties [Member] | World Plaza [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[2]					5,803,000
Land, Initial Cost	[2]					1,698,000
Building and Improvements, Initial Cost	[2]					6,232,000
Acquisition Price	[2]					7,930,000
Capitalized Improvements	[2]					1,761,000
Land Cost, Total Cost	[2]					1,698,000
Building & Improvements, Total Cost	[2]					8,758,000
Total cost	[2]					12,217,000
Accumulated Depreciation & Depreciation	[1],[2]					2,246,000
Reserve for Impairment	[2]					700,000
NBV Real Estate	[2]					9,271,000
Retail Properties [Member] | Waterman Plaza [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[2]					3,208,000
Land, Initial Cost	[2]					2,350,000
Building and Improvements, Initial Cost	[2]					4,814,000
Acquisition Price	[2]					7,164,000
Capitalized Improvements	[2]					239,000
Land Cost, Total Cost	[2]					2,383,000
Building & Improvements, Total Cost	[2]					4,324,000
Total cost	[2]					6,946,000
Accumulated Depreciation & Depreciation	[1],[2]					1,282,000
Reserve for Impairment	[2]					2,164,000
NBV Real Estate	[2]					3,500,000
Retail Properties [Member] | Union Town Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						8,316,000
Land, Initial Cost						1,750,000
Building and Improvements, Initial Cost						9,462,000
Acquisition Price						11,212,000
Capitalized Improvements						513,000
Land Cost, Total Cost						1,750,000
Building & Improvements, Total Cost						8,932,000
Total cost						11,195,000
Accumulated Depreciation & Depreciation	[1]					1,851,000
Reserve for Impairment
NBV Real Estate						9,344,000
Retail Properties [Member] | Research Parkway [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						1,760,000
Land, Initial Cost						408,000
Building and Improvements, Initial Cost						2,442,000
Acquisition Price						2,850,000
Capitalized Improvements						43,000
Land Cost, Total Cost						408,000
Building & Improvements, Total Cost						2,349,000
Total cost						2,800,000
Accumulated Depreciation & Depreciation	[1]					361,000
Reserve for Impairment
NBV Real Estate						2,439,000
Model Home [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						28,083,000
Land, Initial Cost						7,552,000
Building and Improvements, Initial Cost						36,862,000
Acquisition Price						44,414,000
Land Cost, Total Cost						7,552,000
Building & Improvements, Total Cost						36,862,000
Total cost						44,414,000
Accumulated Depreciation & Depreciation	[1]					1,904,000
NBV Real Estate						42,510,000
Model Home [Member] | Model Homes -NDMHR, LP [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						974,000
Land, Initial Cost						534,000
Building and Improvements, Initial Cost						2,047,000
Acquisition Price						2,581,000
Capitalized Improvements
Land Cost, Total Cost						534,000
Building & Improvements, Total Cost						2,047,000
Total cost						2,581,000
Accumulated Depreciation & Depreciation	[1]					197,000
Reserve for Impairment
NBV Real Estate						2,384,000
Model Home [Member] | Model Homes-DMH LP #202 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						3,149,000
Land, Initial Cost						741,000
Building and Improvements, Initial Cost						4,238,000
Acquisition Price						4,979,000
Capitalized Improvements
Land Cost, Total Cost						741,000
Building & Improvements, Total Cost						4,238,000
Total cost						4,979,000
Accumulated Depreciation & Depreciation	[1]					337,000
Reserve for Impairment
NBV Real Estate						4,642,000
Model Home [Member] | Model Homes-DMH LP #203 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						5,271,000
Land, Initial Cost						1,600,000
Building and Improvements, Initial Cost						7,132,000
Acquisition Price						8,732,000
Land Cost, Total Cost						1,600,000
Building & Improvements, Total Cost						7,132,000
Total cost						8,732,000
Accumulated Depreciation & Depreciation	[1]					441,000
NBV Real Estate						8,291,000
Model Home [Member] | Model Homes-DMH LP #204 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						5,385,000
Land, Initial Cost						1,412,000
Building and Improvements, Initial Cost						6,787,000
Acquisition Price						8,199,000
Land Cost, Total Cost						1,412,000
Building & Improvements, Total Cost						6,787,000
Total cost						8,199,000
Accumulated Depreciation & Depreciation	[1]					345,000
NBV Real Estate						7,854,000
Model Home [Member] | Model Homes-DMH LP #205 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						5,214,000
Land, Initial Cost						1,461,000
Building and Improvements, Initial Cost						6,287,000
Acquisition Price						7,748,000
Land Cost, Total Cost						1,461,000
Building & Improvements, Total Cost						6,287,000
Total cost						7,748,000
Accumulated Depreciation & Depreciation	[1]					179,000
NBV Real Estate						7,569,000
Model Home [Member] | Model Homes-DMH LP #206 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						1,696,000
Land, Initial Cost						294,000
Building and Improvements, Initial Cost						2,181,000
Acquisition Price						2,475,000
Land Cost, Total Cost						294,000
Building & Improvements, Total Cost						2,181,000
Total cost						2,475,000
Accumulated Depreciation & Depreciation	[1]					27,000
NBV Real Estate						2,448,000
Model Home [Member] | Model Homes-NMH Inc. [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances						6,394,000
Land, Initial Cost						1,510,000
Building and Improvements, Initial Cost						8,190,000
Acquisition Price						9,700,000
Land Cost, Total Cost						1,510,000
Building & Improvements, Total Cost						8,190,000
Total cost						9,700,000
Accumulated Depreciation & Depreciation	[1]					378,000
NBV Real Estate						$ 9,322,000

[1]	Depreciation is computed on a straight-line basis using useful lives up to 39 years
[2]	Property held for sale as of December 31, 2020.